Description of Business	12 Months Ended
Dec. 31, 2021
Description of Business
Note 1 — Description of Business
Bird Global, Inc. (“Bird Global” and, together with its subsidiaries, “Bird” or the “Company”) was incorporated in Delaware on May 4, 2021 as a wholly owned subsidiary of Bird Rides, Inc. (“Bird Rides”). Bird Global was formed for the purpose of completing the transactions contemplated by the Business Combination Agreement, dated May 11, 2021 (as amended, the “Business Combination Agreement”), by and among Switchback II Corporation (“Switchback”), Maverick Merger Sub Inc., a direct and wholly owned subsidiary of Switchback (“Merger Sub”), Bird Rides, and Bird Global.
Bird is a micromobility company engaged in delivering electric transportation solutions for short distances. The Company partners with cities to bring lightweight, electric vehicles to residents and visitors in an effort to replace car trips by providing an alternative sustainable transportation option. Bird’s offerings include its core vehicle-sharing business and operations (“Sharing”), and sales of Bird-designed vehicles for personal use (“Product Sales”).
Business Combination
On November 3, 2021, as contemplated by the Business Combination Agreement, Switchback reincorporated to the State of Delaware by merging with and into Bird Global, with Bird Global surviving and becoming the sole owner of Merger Sub (such merger, the “Domestication Merger”). At the effective time of the Domestication Merger, by virtue of the Domestication Merger: (a) each then-outstanding share of common stock of Bird Global was redeemed for par value; (b) each then-outstanding Class A ordinary share of Switchback was cancelled and converted, on a one-for-one
basis, into a share of Class A common stock, par value $0.0001 per share, of Bird Global (the “Class A Common Stock”); (c) each then-outstanding Class B ordinary share of Switchback was cancelled and converted, on a one-for-one
basis, into a share of Class B common stock, par value $0.0001 per share, Bird Global (the “Class B Common Stock”) (with such shares of Class B Common Stock thereafter converting, on a one-for-one
basis, into a share of Class A Common Stock in connection with the Acquisition Merger (as defined below)); (d) each then-outstanding warrant of Switchback was assumed and converted automatically into a warrant to purchase one share of Class A Common Stock (the “Warrants”), pursuant to that certain warrant agreement by and between Switchback and Continental Stock Transfer & Trust Company; and (e) each then-outstanding unit of Switchback, each consisting of one Class A ordinary share and one-fifth
of one warrant of Switchback, was canceled and converted into a unit of Bird Global, each consisting of one share of Class A Common Stock and one-fifth
of one Warrant.
On November 4, 2021, as contemplated by the Business Combination Agreement, Merger Sub merged with and into Bird Rides (the “Acquisition Merger”), with Bird Rides surviving the Acquisition Merger as a wholly owned subsidiary of Bird Global. Substantially concurrently with the consummation of the Acquisition Merger, certain investors purchased an aggregate of 16,000,000 shares of Class A Common Stock for a purchase price of $10.00 per share pursuant to subscription agreements.
On November 4, 2021, as contemplated by the Business Combination Agreement, immediately prior to the effective time of the Acquisition Merger, each then-outstanding share of preferred stock of Bird converted automatically into a number of shares of common stock, par value $0.000001 per share, of Bird Rides at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of Bird Rides (the “Conversion”).
At the effective time of the Acquisition Merger, pursuant to the Acquisition Merger: (a) each then-outstanding share of common stock of Bird Rides, including shares of common stock resulting from the Conversion, but excluding then-outstanding shares of restricted stock of Bird Rides, were canceled and automatically converted into the right to receive (i) (A) with respect to Travis VanderZanden, the number of shares of Class X common stock, par value $
0.0001
per share, of Bird Global (“Class X Common Stock”) and (B) with respect to any other persons who held common stock of Bird Rides, the number of shares of Class A Common Stock, in each case, equal to the applicable exchange ratio (determined in accordance with the Business Combination Agreement) (the “Exchange Ratio”) and (ii) the contingent right to receive certain Earnout Shares (as defined below); (b) each then-outstanding and unexercised warrant of Bird Rides was automatically assumed and converted into a Warrant based on the Exchange Ratio and at an adjusted exercise price per share (determined in accordance with the Business Combination Agreement); (c) each then-outstanding and unexercised option of Bird Rides was converted into (i) an option exercisable for shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain Earnout Shares; (d) each then-outstanding award of restricted stock of Bird Rides was converted into (i) an award covering shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain Earnout Shares; and (e) each then-outstanding award of restricted stock units (“RSUs”) of Bird Rides was converted into (i) an award covering shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain Earnout Shares. At the effective time of the Acquisition Merger and in connection with the Acquisition Merger, each outstanding share of Class B Common Stock was converted, on a one-for-one
basis, into a share of Class A Common Stock and each unit of Bird Global separated into one share of Class A Common Stock and one-fifth
of one Warrant.
The Business Combination was accounted for as a recapitalization with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States (“GAAP”) and the Securities and Exchange Commission (“SEC”) Financial Reporting Manual. Under this method of accounting, Switchback was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Bird issuing stock for the net assets of Switchback, accompanied by a recapitalization. The net assets of Switchback were stated at historical cost, with no goodwill or other intangible assets recorded.